Change in accumulated other comprehensive income loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Ocurring During Year [Abstract]
Total Increase in AOCL	$ 17,271	$ (41,810)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	289,233	147,677	297,765
Recognized During Year [Abstract]
Actuarial losses	(8,074)	(21,452)
Ocurring During Year [Abstract]
Net acturial losses	149,630	(128,636)
Total Increase in AOCL	141,556	(150,088)
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	13,588	6,928	15,055
Recognized During Year [Abstract]
Actuarial losses	(431)	(1,330)
Ocurring During Year [Abstract]
Net acturial losses	7,091	(6,797)
Total Increase in AOCL	$ 6,660	$ (8,127)